Accounts Receivable and Inventories	12 Months Ended
Dec. 31, 2014
Accounts Receivable and Inventories [Abstract]
Accounts Receivable and Inventories
Accounts Receivable and Inventories
Accounts receivable consist of the following:

	Accounts Receivable
(In thousands)	December 31 2014	December 31 2013
Trade accounts receivable	$340,223	$359,268
Less: Allowance for doubtful accounts	(15,119)	(6,638)
Trade accounts receivable, net	$325,104	$352,630

Other receivables (a)	$28,145	$45,973

(a)	Other receivables include insurance claim receivables, employee receivables, tax claim receivables and other miscellaneous receivables not included in Trade accounts receivable, net.
The following table reflects the provision for doubtful accounts related to trade accounts receivable for the years ended December 31, 2014, 2013 and 2012:

	Years Ended December 31
(In thousands)	2014	2013	2012
Provision for doubtful accounts related to trade accounts receivable	$9,892	$10,175	$11,266

Inventories consist of the following:

	Inventories
(In thousands)	December 31 2014	December 31 2013
Finished goods	$30,525	$23,635
Work-in-process	28,690	25,698
Raw materials and purchased parts	87,985	72,743
Stores and supplies	31,722	34,473
Total inventories	$178,922	$156,549
Valued at lower of cost or market:
LIFO basis	$109,348	$96,162
FIFO basis	13,383	9,859
Average cost basis	56,191	50,528
Total inventories	$178,922	$156,549

Inventories valued on the LIFO basis at December 31, 2014 and 2013 were approximately $31 million and $27 million, respectively, less than the amounts of such inventories valued at current costs.
During 2014, as a result of reducing certain inventory quantities valued on the LIFO basis, net loss decreased from that which would have been recorded under the FIFO basis of valuation by $0.1 million. During 2013, there was no significant impact on net loss as a result of reducing certain inventory quantities valued on a LIFO basis. During 2012, as a result of reducing certain inventory quantities valued on the LIFO basis, net loss decreased from that which would have been recorded under the FIFO basis of valuation by $0.1 million.